Derivative Liabilities - Schedule of Changes in the Derivative Liabilities (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Changes in the Derivative Liabilities [Line Items]
Derivative liabilities beginning balance			$ 1,668,038			$ 7,836,521
Addition					1,329,072
Changes in fair value	$ (368,860)	$ 0	(639,644)	0	338,966	6,370,621
Extinguishment						1,465,900
Derivative liabilities ending balance	$ 1,090,224		1,090,224		1,668,038
Level 1 [Member]
Schedule of Changes in the Derivative Liabilities [Line Items]
Derivative liabilities beginning balance
Addition
Changes in fair value
Extinguishment
Derivative liabilities ending balance
Level 2 [Member]
Schedule of Changes in the Derivative Liabilities [Line Items]
Derivative liabilities beginning balance
Addition
Changes in fair value
Extinguishment
Derivative liabilities ending balance
Level 3 [Member]
Schedule of Changes in the Derivative Liabilities [Line Items]
Derivative liabilities beginning balance			$ 1,668,038			7,836,521
Addition					1,329,072
Changes in fair value					338,966	6,370,621
Extinguishment						1,465,900
Derivative liabilities ending balance					$ 1,668,038